Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Share Based Payments [Abstract]
Summary of Plans and Analysis of Total Charge by Type of Award
Year ended 31 March	2019 £m	2018 £m	2017 £m

Employee Saveshare Plans	38	42	40
Executive Share Plans:
Incentive Share Plan (ISP)	6	16	–
Deferred Bonus Plan (DBP)	6	4	9
Retention Share Plan (RSP)	17	21	8
Other plans	–	1	–
	67	84	57

Movements in Employee Saveshare Options

Movements in Employee Saveshare options are shown below.

	Movement in the number of share options			Weighted average exercise price
Year ended 31 March	2019 millions	2018 millions	2017 millions	2019 pence	2018 pence	2017 pence

Outstanding at 1 April	175	189	197	306	313	287
Granted	80	69	44	175	250	362
Forfeited	(44)	(41)	(18)	298	328	345
Exercised	(1)	(30)	(33)	247	169	208
Expired	(20)	(12)	(1)	294	353	345
Outstanding at 31 March	190	175	189	254	306	313
Exercisable at 31 March	–	–	–	249	320	237

Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans

The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2018.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share	Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life

2019	319p – 397p	333	p	40	10 months
2020	243p – 376p	305	p	34	22 months
2021	243p	232	p	43	34 months
2022	170p	243	p	29	46 months
2023		170p		43	58 months
Total		254	p	189	34 months

Movements in Executive Share Plan Awards

Movements in executive share plan awards during 2017/18 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total

At 31 March 2018	54	6	12	72
Awards granted	33	4	7	44
Awards vested	–	(1)	(7)	(8)
Awards lapsed	(18)	(1)	(1)	(20)
Dividend shares reinvested	5			5
At 31 March 2019	74	8	11	93

Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP	The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2018/19, 2017/18 and 2016/17.